Property and Equipment, Net (Details)	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 325,944	$ 41,743	$ 326,261	$ 188,753